Share-based payments (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure of Share-based payments [Abstract]
Disclosure of summary of modification [text block]	The summary of modification is as follows:

No of options (Vested and Not Exercised) as on March 31, 2022)	Original Exercise period	Revised Exercise period
14,53,178	19-Jan-21	19-Jan-23
15,900	23-Apr-21	23-Apr-23
5,000	19-Oct-22	19-Oct-23

Disclosure of number and weighted average exercise prices of share options [text block]
As the number of stock options and the price of those options were made known to each allottee, the Plan has been considered as a fixed price grant. Stock option activity under the ASOP 2014 and ASOP 2007 Plan is as follows:

No. of options granted, exercised and forfeited	Number of options	Weighted average exercise price in ₹	Number of options	Weighted average exercise price in ₹	Number of options	Weighted average exercise price in ₹
	2022	2022	2021	2021	2020	2020
Outstanding at the beginning of the year	7,780,278	86.13	11,056,100	70.90	4,588,300	78.84
Granted during the year	195,000	146.23	465,000	118.05	7,220,000	89.55
Forfeited during the year	(238,000)	85.24	(726,000)	81.43	(673,300)	67.55
Expired during the year	-	-	-	-	-	-
Exercised during the year	(504,300)	85.24	(3,014,822)	81.43	(78,900)	67.55
Outstanding at the end of the year	7,232,978	87.82	7,780,278	86.13	11,056,100	70.90
Exercisable at the end of the year	8,771,360	87.82	6,582,070	81.99	4,281,090	77.92

Disclosure of number and weighted average remaining contractual life of outstanding share options [text block]
A summary of information about fixed price stock options outstanding with respect to ASOP 2014 is furnished below:

As at	Range of exercise price in ₹	Number outstanding on March 31	Weighted average exercise price in ₹	Weighted average remaining contractual life	Number exercisable on March 31	Weighted average exercise price In ₹
March 31, 2022	57.66-230.97	7,232,978	87.82	0.8-4.58 Years	8,771,360	87.82
March 31, 2021	57.66 - 152.56	7,780,278	86.13	0.55 - 4.83 years	6,582,070	86.13
March 31, 2020	57.66 - 146.23	11,056,100	70.90	0.80 - 4.84 years	4,281,090	70.90

Disclosure of indirect measurement of fair value of goods or services received, share options granted during period [text block]
The assumptions used in Black Scholes model to arrive at the fair value on grant date for the options granted during the year are summarised below:

Grant date	May 7, 2021	Oct 28, 2021
Category	Category III	Category III
Current market price	208.7	256.64
Exercise price	187.83	230.97
Expected term	2-5 years	2-5 years
Volatility	75.63% to 157.41%	57.76% to 115.02%
Dividend yield	12%	12%
Discount rate	1%	1%